UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         JNL Series Trust
         1 Corporate Way
         Lansing, MI 48951

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes): []

         AIM/JNL Large Cap Growth Series
         AIM/JNL Small Cap Growth Series
         AIM/JNL Value II Series
         JNL/Alger Growth Series
         JNL/Alliance Growth Series
         JNL/Eagle Core Equity Series
         JNL/Eagle SmallCap Equity Series
         JNL/J.P. Morgan International & Emerging Markets Series
         JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
         JNL/Janus Aggressive Growth Series
         JNL/Janus Balanced Series
         JNL/Janus Capital Growth Series
         JNL/Janus Global Equities Series
         JNL/Janus Growth & Income Series
         JNL/Oppenheimer Global Growth Series
         JNL/Oppenheimer Growth Series
         JNL/PIMCO Total Return Bond Series
         JNL/Putnam Growth Series
         JNL/Putnam International Equity Series
         JNL/Putnam Midcap Growth Series
         JNL/Putnam Value Equity Series
         Lazard/JNL Small Cap Value Series
         Lazard/JNL Mid Cap Value Series
         PPM America/JNL Balanced Series
         PPM America/JNL High Yield Bond Series
         PPM America/JNL Money Market Series
         Salomon Brothers/JNL Balanced Series
         Salomon Brothers/JNL Global Bond Series
         Salomon Brothers/JNL High Yield Bond Series
         Salomon Brothers/JNL U.S. Government & Quality Bond Series
         T. Rowe Price/JNL Established Growth Series
         T. Rowe Price/JNL Mid-Cap Growth Series
         T. Rowe Price/JNL Value Series
         JNL/S&P Conservative Growth Series
         JNL/S&P Moderate Growth Series
         JNL/S&P Aggressive Growth Series
         JNL/S&P Conservative Growth Series I
         JNL/S&P Moderate Growth Series I
         JNL/S&P Aggressive Growth Series I
         JNL/S&P Very Aggressive Growth Series I
         JNL/S&P Equity Growth Series I
         JNL/S&P Equity Aggressive Growth Series I
         JNL/S&P Conservative Growth Series II
         JNL/S&P Moderate Growth Series II
         JNL/S&P Aggressive Growth Series II
         JNL/S&P Very Aggressive Growth Series II
         JNL/S&P Equity Growth Series II
         JNL/S&P Equity Aggressive Growth Series II

3.       Investment Company Act File Number:

         811-8894

         Securities Act File Number:

         33-87244

4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 2001

4(b).    []       Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year.). (See Instruction A.2)

4(c).    []       Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                 $ 40,045,708

         (ii)     Aggregate price of securities redeemed or repurchased during
                  the fiscal year:                           $ 36,358,406

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                 $ 0

         (iv)     Total available redemption credits [add Items 5(ii) and
                  5(iii)]:                                  -$ 36,358,406

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                $ 3,687,302

         (vi)     Redemption credits available for use in future years    $ 0
                  -- if Item 5(i) is less than Items 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):                          x 0.000092

         (viii)   Registration fee due [multiply Item 5(v) by item 5(vii)]
                  (enter "0" if no fee is due):              =$     339.23

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                           =$     339.23

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:March 27, 2002

                  Method of Delivery:
                                            [X] Wire Transfer
                                            [] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Andrew B. Hopping
                                    -----------------------------------------
                                    Andrew B. Hopping
                                    President & Chief Executive Officer

Date: March 27, 2002

                 *Please print the name and title of the signing
                          officer below the signature.